Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2013
Disclosure Other Noncurrent Liabilities [Abstract]
Other Noncurrent Liabilities
Other Noncurrent Liabilities:
Other noncurrent liabilities consist of the following at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Liabilities related to uncertain tax positions(a)	$29,834	$29,179
Executive deferred compensation plan obligation	23,030	20,265
Deferred revenue—long-term	2,444	3,362
Environmental liabilities(b)	9,213	17,213
Asset retirement obligations(b)	16,930	16,517
Other	29,159	27,486
Total	$110,610	$114,022

(a)	See Note 18, “Income Taxes.”

(b)	See Note 15, “Commitments and Contingencies.”